Deposits and Prepayment	6 Months Ended
Mar. 31, 2026
Deposits and Prepayment [Abstract]
DEPOSITS AND PREPAYMENT

NOTE 4 – DEPOSITS AND PREPAYMENT

Deposits and prepayment are summarized as follow:

	As of
	September 30, 2025	March 31, 2026
Deposits and prepayment classified as non-current assets:
Trade deposit	$192,308	$192,308
Prepaid accounting service fee (note 1)	73,333	63,333
Deposits paid for purchase of property, plant and equipment	8,333	-
Total deposits and prepayment classified as non-current assets	$273,974	$255,641

Deposits – related party classified as non-current assets:
Deposit for operating lease arrangement (note 2)	$897,436	$897,436
Total deposits – related party classified as non-current assets	$897,436	$897,436

Deposits and prepayment classified as current assets:
Prepaid insurance expenses	$12,115	$70,566
Prepaid logistics costs	4,720	4,720
Prepaid accounting service	20,000	20,000
Utility and other deposit	5,811	13,754
Total deposits and prepayment classified as current assets	$42,646	$109,040

Note:

(1)	As of September 30, 2025 and March 31, 2026, the Company has both long-term and short-term deposit and prepayment for accounting services.

(2)	As of September 30, 2025 and March 31, 2026, the Company has deposits – related party classified as non-current assets paid to one of the directors of the Company, Mr. Wai Yiu Yau, for operating lease arrangement of the office and warehouse on 9th floor of Tsuen Wan Industrial Centre.